Shareholder' equity - Schedule of Share-Based Compensation (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	€ (184,307)	€ (161,631)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	73,331	85,183
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(114,247)	(114,247)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (143,391)	€ (132,567)